NET INVESTMENT IN DIRECT FINANCING LEASES - Schedule of Allowance for Uncollectible Lease Payments Receivables (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
NET INVESTMENT IN DIRECT FINANCING LEASES
Allowance for uncollectible receivables at the beginning of year	$ 119,067,356	$ 121,442,109
(Reversal of Provision)for lease payment receivables	(1,755,062)	(25,971)
Provision for lease payment receivables	0	2,284,032
Effect of foreign currency translation	(6,667,190)	(4,632,814)
Allowance for uncollectible receivables at the end of year	110,645,104	119,067,356
Allowance for uncollectible receivables relating to:
Individually evaluated for impairment	110,645,104	119,064,028
Collectively evaluated for impairment		3,328
Ending balance	110,645,104	119,067,356
Minimum lease payments receivable
Individually evaluated for impairment	110,645,104	119,064,028
Collectively evaluated for impairment	3,243,488	3,829,130
Ending balance	$ 113,888,592	$ 122,893,158